Other Current Liabilities	6 Months Ended
Jun. 30, 2021
Other Liabilities, Current [Abstract]
Other Current Liabilities	Other Current Liabilities
Other current liabilities are comprised of the following:

	June 30, 2021	December 31, 2020
(In $ millions)
VAT and current taxes payable (1)	14.2	9.9
Other current liabilities	2.6	6.2
Deferred mobilization and contract preparation revenue	2.4	2.6
Operating lease liability, current	2.6	3.1
Accrued payroll and severance	1.9	2.1
Total	23.7	23.9
(1) VAT and current taxes payable includes value added tax liabilities, withholding tax, payroll tax and other indirect tax related liabilities.